ACCOUNTING POLICIES - Summary of Estimated Useful Life of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2025
Bottom of Range | Brand names
Disclosure of detailed information about intangible assets [line items]
Intangible assets, estimated useful life	10 years
Bottom of Range | Customer-related intangibles
Disclosure of detailed information about intangible assets [line items]
Intangible assets, estimated useful life	3 years
Bottom of Range | Other proprietary tools
Disclosure of detailed information about intangible assets [line items]
Intangible assets, estimated useful life	3 years
Bottom of Range | Other
Disclosure of detailed information about intangible assets [line items]
Intangible assets, estimated useful life	3 years
Top of Range | Brand names
Disclosure of detailed information about intangible assets [line items]
Intangible assets, estimated useful life	20 years
Top of Range | Customer-related intangibles
Disclosure of detailed information about intangible assets [line items]
Intangible assets, estimated useful life	13 years
Top of Range | Other proprietary tools
Disclosure of detailed information about intangible assets [line items]
Intangible assets, estimated useful life	10 years
Top of Range | Other
Disclosure of detailed information about intangible assets [line items]
Intangible assets, estimated useful life	5 years